ADVANCE TO VENDORS	6 Months Ended
Mar. 31, 2025
ADVANCE TO VENDORS.
ADVANCE TO VENDORS	NOTE 4 — ADVANCES TO VENDORS Advance to vendors consisted of prepayments for technical service and IT equipment.